Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
17.	FAIR VALUE MEASUREMENTS
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	–	Include observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	–	Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis
In accordance with ASC 820, the Company measures short-term investment, equity investments with readily determinable fair value and derivatives instruments on a recurring basis. The fair value of time deposits is determined based on the prevailing interest rates in the market. The fair value of wealth management products is measured based on observable market prices, when available. If observable market prices are not available, the Company determines fair value based using a market-based discount rate and considers recent market transactions, experience with similar securities, and current business conditions. The fair value of derivative financial liability is measured base on inputs derived from or corroborated by observable market data. In 2021, upon the completion of Li Auto IPO, the fair value of the Company’s investment in the equity security of publicly listed company is measured using quoted market prices.
The Company did not transfer any assets in or out of level 3 during the years ended December 31, 2020 and 2021.
The following table summarizes the Company’s financial assets measured and recorded at fair value on recurring basis as of December 31, 2020:

As of December 31, 2020
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	3,686,543,199	655,813,413	—	4,342,356,612

The following table summarizes the Company’s financial assets and financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2021:

	As of December 31, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Asset:
Short-term investment	464,715,237	2,134,220,467	—	2,598,935,704
Liability:
Derivative financial liability	—	5,346,389	—	5,346,389

	As of December 31, 2021
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investment	72,923,961	334,905,764	—	407,829,725
Liability:
Derivative financial liability	—	838,965	—	838,965